General	12 Months Ended
Dec. 31, 2017
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Elbit Imaging Ltd. (“the Company”) was incorporated in Israel. The Company’s shares are registered for trade on the Tel Aviv Stock Exchange and in the United States on the NASDAQ Global Select Market. Following debt restructuring plan approved in 2014 the Group main focus is to reduce corporate debt by early repayments following sale of assets and to continue with efficiency measures and cost reduction where possible.

b.	The Group engages, directly and through its investee companies, in Israel and abroad, mainly in the following areas:

●	Medical industries and devices - through the Company indirect holdings in two companies which operates in the field of life science: (i) INSIGHTEC which operates in the field of development, production, and marketing of treatment-oriented medical systems, based on a unique technological platform combining the use of focused ultrasound and magnetic resonance imaging for the purpose of performing noninvasive treatments in human beings; and (ii) Gamida which operates in the field of research, development and manufacture of products designated for certain cancer diseases.

●	Plots in India - plots designated for sale which were initially designated to residential projects.

●	Plots in Eastern Europe initially designated for development of commercial centers - includes plots in Eastern Europe (and in Greece) held by our subsidiary Plaza Centers N.V. (“PC”) whose business strategy is to no longer develop commercial centers but to dispose of its real estate assets at optimal market conditions.

●	With regards to the sale of Radisson hotel Complex in Bucharest Romania on December 18, 2017, see note 19. Accordingly, this operation is presented in these financial statements as discontinued operation.

c.	Financial position as of December 31, 2017:

As of the financial statements’ approval date, the Company’s standalone financial position includes liabilities to Series H and Series I notes in the aggregate principal amount of approximately NIS 271 million. An amount of approximately NIS 50 million (principal plus future accrued interest) is due to Series H notes until May 30, 2018. The remaining amount of approximately NIS 250 million (principal plus future accrued interest) will become due until November 2019. In addition, until November 2019 the Company has certain operational expenses and other current liabilities for its ongoing operations in the amount of approximately NIS 28 million.

The Company has prepared a projected cash flow that outlines the relevant resources until November 2019 that are expected to serve the repayments to Series H and I notes which includes the following resources : (i) cash and cash equivalents (on a standalone basis) of approximately NIS 113 million; (ii) proceeds from payments on account of the sale of the Company’s plot in Bangalore (India) in the amount of approximately NIS 51 million based on the current valuation which is lower than the sale agreement signed on March 2018 as mentioned in note 4 d.; (iii) proceeds from the Company’s plot in Chennai in the amount of NIS 28 million based on the current valuation of the plot (iv) proceeds from sale of the Company’s shares in Elbit Medical.

The Company’s management and board of directors are of the opinion, based on the projected cash flow and the assumptions described, that the Company can execute its plans and that it would be able to serve its indebtedness in the foreseeable future.

In light of the foregoing, the Company’s management and board of directors are of the opinion that no significant doubts exist as to the Company’s ability to act as going concern.

d.	Financial position as of December 31, 2015:

Within the Company’s consolidated financial statements as of December 31, 2015 which was published on March 30, 2016, the Company has included, inter alia, note with respect to its financial position which stated that the Company had prepared a projected cash flow until June 2018, which included the anticipated sources that to the Company’s estimation, were expected to serve the repayment of its financial liabilities. As of December 31, 2015 the Company’s Board of directors was of the opinion, based on the projected cash flow, that the Company can execute its plans and that it would be able to serve its indebtedness in the foreseeable future.

In light of the foregoing, the Company’s board of directors was of the opinion that, the Company is a going concern and hence, the consolidated financial statements of the Company as of December 31, 2015 were prepared based on going concern assumption.

f.	Definitions:

The Company	-	Elbit Imaging

Group	-	The Company and its Investees

Investees	-	Subsidiaries, joint ventures and associates

PC	-	Plaza Centers N.V. Group, a subsidiary of the Company, which in past operated mainly in the field of commercial centers and is traded in the Main Board of the London Stock Exchange, the Warsaw stock Exchange (“WSE”) and Tel Aviv Stock Exchange. As of December 31, 2017, the Company holds 44.9% in PC.

Elbit Medical	-	Elbit Medical Technologies Ltd., a public Israeli company traded on the Tel Aviv Stock Exchange. As for December 31, 2017, the Company holds approximately 89% of Elbit Medical share capital (88.7% on a fully diluted basis).

Related parties	-	As defined in International Accounting Standard (“IAS”) no. 24 see note 17.